Tax Certificates	12 Months Ended
Dec. 31, 2010
Tax Certificates [Abstract]
Tax Certificates
9.	Tax Certificates

The following table summarizes tax certificates (in thousands):

	As of December 31, 2010		As of December 31, 2009
	Amortized Cost	Estimated Fair Value (1)	Amortized Cost	Estimated Fair Value
Tax certificates
Net of allowance of $8,811 and $6,781, respectively	$89,789	90,738	110,991	112,472

(1)	The estimated fair value was calculated at December 31, 2010 and 2009 using an expected cash flow model discounted at an interest rate that takes into account the risk of the cash flows of tax certificates relative to alternative investments.

Included in tax certificates was $3.6 million and $2.2 million of non-accrual tax certificates as of December 31, 2010 and 2009, respectively.

Activity in the allowance for tax certificate losses was (in thousands):

	For the Years Ended December 31,
	2010	2009	2008
Balance, beginning of period	$6,781	6,064	3,289

Charge-offs	(2,997)	(2,965)	(4,668)
Recoveries	475	294	157

Net charge-offs	(2,522)	(2,671)	(4,511)
Provision charged to non-interest expense	4,552	3,388	7,286

Balance, end of period	$8,811	6,781	6,064